SHORT-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBTS
Schedule of components of short-term debt

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Short-term bank and other borrowings (i)	6,000	5,900	926
Convertible loan (“CL”) (ii)	2,232	27,859	4,372
Total	8,232	33,759	5,298
(i)	The short-term borrowing as of December 31, 2021 consisted of RMB5,900 borrowing that had a fixed annual interest rate of 4.35% and are due on September 30, 2022. The short-term borrowing as of December 31, 2020 consisted of RMB6,000 borrowing that had fixed annual interest rates of 4.15%, and were fully repaid upon maturities in fiscal 2021. These borrowings are pledged by certain properties of the Group and the Founder, and guaranteed by the Founder. Interest expense recognized for short-term borrowings for the years ended December 31, 2020 and 2021 were RMB728 and RMB238 (US$37), respectively.
(ii)	On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of RMB1,689 (US$265) to EMA Financial, LLC. (“EMC”). The CL is originally due in nine months and bears interest of 10% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder’s personal assets. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The loan was fully converted into 54,642 shares on February 17, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB2,283.